Financial instruments	12 Months Ended
Jun. 30, 2022
Financial instruments [Abstract]
Financial instruments
Note 25.  Financial instruments

Financial risk management objectives
The Group has a simple capital structure and its principal financial assets are cash and cash equivalents and receivables. The Group is subject to market risk by way of being exposed to daily volatility in the Bitcoin price and variations in foreign exchange rates. The Group has limited exposure to credit risk. The Group holds cash and cash equivalents with regulated authorized deposit taking institutions which have strong credit ratings. The Group may also be exposed to liquidity and capital risk, due to the nature of operations and the requirements to pay mining hardware commitments.

Risk management is carried out by senior executives who identify, evaluate and hedge financial risks.

Market risk

Foreign currency risk
The Group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange risk arises from future commercial transactions and recognized financial assets and financial liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

The Group’s exposure to foreign currency risk arises when a Group entity holds a financial asset or liability in a currency other than the functional currency of that entity. At the end of the reporting period, the Group’s exposure to foreign currency risk was as follows (denominated in US dollars):

	Assets		Liabilities
	30 June 2022	30 June 2021 (restated*)	30 June 2022	30 June 2021 (restated*)
Consolidated	US$’000	US$’000	US$’000	US$’000

US dollars	96,648	34,407	110,265	20,153
Canadian dollars	154,328	48,043	30,135	-

	250,976	82,450	140,400	20,153

Sensitivity analysis
The following table illustrates sensitivities to the Group’s exposure to changes in exchange rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. The table indicates the impact on how profit and equity values reported at the end of the reporting period would have been affected by changes in the relevant risk variables that management considers to be reasonably possible. These sensitivities assume that the movement in a particular variable is independent of other variables, each scenario assumes no change to other variables.

	Strengthened			Weakened
Consolidated – 30 June 2022	Change %	Effect on profit before tax US$’000	Effect on equity US$’000	Change %	Effect on profit before tax US$’000	Effect on equity US$’000

US dollar	10%	(1,238)	(1,238)	10%	1,513	1,513
Canadian dollar	10%	23,386	23,386	10%	(23,386)	(23,386)
Australian dollar	10%	(22,152)	(22,152)	10%	21,896	21,896

		(4)	(4)		23	23

	Strengthened			Weakened
Consolidated – 30 June 2021 (restated*)	Change %	Effect on profit before tax US$’000	Effect on equity US$’000	Change %	Effect on profit before tax US$’000	Effect on equity US$’000

US dollar	10%	1,296	1,296	10%	(1,584)	(1,584)
Canadian dollar	10%	6,733	6,733	10%	(6,733)	(6,733)
Australian dollar	10%	(8,104)	(8,104)	10%	8,212	8,212

		(75)	(75)		(105)	(105)

Price risk
The Group is exposed to daily price risk on Bitcoin rewards it generates through contributing computing power to mining pools. Bitcoin rewards are liquidated on a daily basis and no Bitcoin is held as at the reporting period end (30 June 2021: nil).

Interest rate risk
The Group has limited exposure to interest rate risk, which is the risk that a financial instrument’s value will fluctuate as a result of changes in the market interest rates on variable interest-bearing financial instruments. The Group does not, at this time, use derivatives to mitigate these exposures. The Group’s cash and cash equivalents consist of balances available on demand which are held with regulated financial institutions and do not expose the Group to interest rate risk.

The Group is not subject to any interest rate risk on its borrowings as all Group borrowings have fixed interest rates.

Credit risk
The Group is exposed to counterparty credit risk from exchanges and mining pools. It mitigates this risk by maintaining relationships with various alternative mining pools and transferring fiat currency to its Australian bank account on a regular basis.

Liquidity risk
The Group is exposed to liquidity risk and is required to maintain sufficient liquid assets (mainly cash and cash equivalents) and available borrowing facilities to be able to pay contractual obligations as and when they become due and payable. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities. The Group regularly updates cash projections for changes in business and fluctuations in the Bitcoin price. Refer to the Going Concern section within note 2 for further information in relation to how the Group intends to meet its short-term contractual obligations.

Remaining contractual maturities
The following table details the Group’s remaining contractual maturity for its financial instrument liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the consolidated statement of financial position.

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated – 30 June 2022%		US$’000	US$’000	US$’000	US$’000	US$’000

Non-derivatives
Non-interest bearing
Trade and other payables	-	18,813	-	-	-	18,813

Interest-bearing – fixed rate
Mining hardware finance	11.35%	61,988	47,421	-	-	109,409
Lease liability	-	207	222	443	2,435	3,307
Total non-derivatives		81,008	47,643	443	2,435	131,529

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated – 30 June 2021 (restated*)%		US$’000	US$’000	US$’000	US$’000	US$’000

Non-derivatives
Non-interest bearing
Trade and other payables	-	545	-	-	-	545

Interest-bearing – fixed rate
Mining hardware finance	12.00%	18,159	36,364	8,583	-	63,106
Convertible notes issued 5 January 2021	12.00%	21,467	-	-	-	21,467
Convertible notes issued 1 April 2021	12.00%	98,311	-	-	-	98,311
Lease liability	-	98	106	319	2,638	3,161
Total non-derivatives		138,580	36,470	8,902	2,638	186,590